SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS (Details)	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months
Expected Volatility	90.00%
Risk-Free Interest Rate	4.00%